Label	Element	Value
SFT T. Rowe Price Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary: SFT T. Rowe Price Value Fund
Objective [Heading]	rr_ObjectiveHeading	SFT T. Rowe Price Value Fund: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	SFT T. Rowe Price Value Fund: Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.10%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other Funds.The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:
Strategy [Heading]	rr_StrategyHeading	SFT T. Rowe Price Value Fund: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
At least 65% of the Fund’s total assets will normally be invested in common stocks the Fund’s investment sub-adviser, T. Rowe Price Associates, Inc. (T. Rowe Price), regards as undervalued. Holdings are expected to consist primarily of large-cap stocks, but may also include stocks of mid-cap and small-cap companies.
In taking a value added approach to investment selection, T. Rowe Price’s in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, T. Rowe Price generally looks for one or more of the following:
•	Low price/earnings, price/book value, price/sales, or price/cash flow ratios relative to the broader equity market, a company’s peers, or a company’s own historical norm;
•	Low stock price relative to a company’s underlying asset values;
•	Companies that may benefit from restructuring activity; and/or
•	A sound balance sheet and other positive financial characteristics.
While most assets will typically be invested in U.S. common stocks, the Fund may invest in foreign stocks in keeping with the Fund’s objectives.

Risk [Heading]	rr_RiskHeading	SFT T. Rowe Price Value Fund: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund may result in the loss of money, and may be subject to various risks, which may be even greater during periods of market disruption or volatility, including the following types of principal risks:
▲  Value Investing Risk – The Fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may be appropriately priced at a low level. Value stocks may fail to appreciate for long periods and may never reach what the adviser or sub-adviser believes are their full market values.
▲  Large-Cap Stocks Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.
▲  Market Conditions Risk – The value of the Fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the Fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the Fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.
▲  Risk of Stock Investing – the risk that stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the Fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.
▲  Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of issuers conducting business in a broadly related group of industries within the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Investments in the financials sector are susceptible to adverse developments relating to regulatory changes, interest rate movements, the availability of capital and cost to borrow, and the rate of debt defaults.
▲  Foreign Securities Risk – Investments in the securities of non-U.S. issuers may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.
▲  Active Management Risk – The Fund’s overall investment program and holdings selected by the Fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.
▲  Portfolio Turnover Risk – High portfolio turnover may adversely affect the Fund’s performance and increase transaction costs, which could increase the Fund’s expenses. High portfolio turnover may also result in the distribution of higher capital gains when compared to a fund with less active trading policies, which could have an adverse tax impact if the Fund’s shares are held in a taxable account.
▲  Pandemic Risk – the risk that pandemics and other illness-related geopolitical events may increase short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Pandemics may adversely affect individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments.
The global outbreak of COVID-19 has disrupted economic markets and has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 or other infectious illness outbreaks that may arise is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect Fund performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.
▲  Cybersecurity Breaches Risk – The Fund could be harmed by intentional cyber attacks and other cybersecurity breaches, including unauthorized access to the Fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the Fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may result in the loss of money
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	SFT T. Rowe Price Value Fund: Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter
4Q '20 | 18.50%
Worst Quarter
1Q '20 | -25.39%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return(for periods ending December 31, 2021)
SFT T. Rowe Price Value Fund | SFT T. Rowe Price Value Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	$ 1,283
2015	rr_AnnualReturn2015	(2.02%)
2016	rr_AnnualReturn2016	10.65%
2017	rr_AnnualReturn2017	18.61%
2018	rr_AnnualReturn2018	(9.80%)
2019	rr_AnnualReturn2019	25.86%
2020	rr_AnnualReturn2020	10.06%
2021	rr_AnnualReturn2021	29.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.39%)
1 Year	rr_AverageAnnualReturnYear01	29.43%
5 Years	rr_AverageAnnualReturnYear05	13.91%
Inception	rr_AverageAnnualReturnSinceInception	11.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2014
SFT T. Rowe Price Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.16%
5 Years	rr_AverageAnnualReturnYear05	11.16%
Inception	rr_AverageAnnualReturnSinceInception	10.06%